      [PROVIDENT
    INSTITUTIONAL
     FUNDS LOGO]


G. Willing Pepper
Chairman                TEMPORARY INVESTMENT FUND, INC.

                                                                November 4, 1996

Dear Shareholder:

     Enclosed is the Annual Report to Shareholders of Temporary Investment Fund, Inc. for the year ended September 30, 1996.

     The accompanying Investment Adviser's Report provides interesting commentary on the economy and information on our portfolios' performance. Credit quality continues to be vital in the management of each portfolio, while service is paramount in responding to your needs.

     If you have any questions regarding TempFund or TempCash, please contact your Provident Distributors, Inc. account representative or our Client Service Center at (800) 821-7432. They will also be able to provide information about other portfolios offered by Provident Institutional Funds.

     Your continued confidence in Provident Institutional Funds is greatly appreciated.

                                         Sincerely,

                                         /s/ G. WILLING PEPPER

                                         G. Willing Pepper
                                         Chairman

              ------------------------------------------------------------------
                     400 Bellevue Parkway, Wilmington, DE 19809  Phone:
                               302-792-2555   Fax: 302-792-5876

                        TEMPORARY INVESTMENT FUND, INC.

                       Annual Investment Adviser's Report

     In the past year, the twin issues of economic growth and inflation dominated market movements and investor expectations. In a smaller way, budget impasses, government shutdowns and a presidential election year also took their turns as market forces. However, the preoccupation with accelerating business activity and the belief that this would lead to higher inflation, were the key issues on the minds of Federal Reserve policymakers and watchers alike.

     As the year progressed, economic activity continued to rebound from 1995's very weak fourth quarter. The Federal Reserve's last easing of monetary policy occurred in late January 1996. First quarter economic reports showed a strong rebound that peaked at mid-year at a growth rate of 4.5% in the nation's gross domestic product. Strong employment reports, which showed solid new job creation numbers, also contributed to a growing belief that the next Fed move would be to tighten monetary policy. The July, August and September FOMC meetings were thought to be particularly likely dates for such a move. However, a funny thing happened each time a Fed move seemed imminent. A series of weaker than expected economic reports and good news on inflation would suddenly dash the market's expectations of higher short-term interest rates. One significant change that did occur was a shift in the yield curve to a positive slope; that is, yields were higher as maturities lengthened. For much of the previous year, the yield curve was inverted based on expectations of continued Fed easing. In 1996, the situation was reversed.

     The change in the yield curve profoundly affected the investment strategy of the Company's two portfolios, TempFund and TempCash. The average weighted maturities were lengthened in both portfolios from the 30-40 range to the 50-60 day range. This extension effort, at a time when yields were rising on longer-dated securities, maintained the portfolios' competitive position versus both direct money market instruments and other money market funds. Strict attention to credit quality was also maintained during the year. Both portfolios continued to invest only in First Tier securities and TempFund procured a AAA rating from Standard & Poor's in June. With its AAA rating, TempFund is the largest rated, First Tier Institutions-Only fund, as reported in IBC/Donoghue's. For the month of September, TempFund's assets averaged $7.1 billion versus $6.0 billion a year ago, and TempCash averaged $3.3 billion versus $2.5 billion in September 1995. TempFund's monthly yield in September 1996 was 5.29%, while TempCash's was 5.32%. For the twelve months ended September, TempFund's return was 5.55% and TempCash's was 5.56%.

                                    PNC INSTITUTIONAL MANAGEMENT CORPORATION

                               TEMPFUND PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1996

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
CERTIFICATES OF DEPOSIT--14.3%
BANK NOTES
  Bank of America National Trust & Savings
    5.54%.............  10/15/96  $150,000   $  149,999,951
  Fifth Third Bank
    5.37%.............  11/25/96   150,000      150,000,000
  First National Bank of Chicago
    5.51%.............  11/07/96   150,000      149,998,494
  First Union National Bank of North Carolina
    5.62%.............  03/18/97    50,000       50,000,000
  J.P. Morgan & Co.
    5.45%.............  11/13/96    90,000       90,000,000
  Morgan Guaranty Trust Co. of New York
    5.95%.............  06/06/97    50,000       49,983,693
  NBD Bank, N.A.
    5.37%.............  11/18/96    50,000       50,000,000
    5.40%.............  12/16/96   150,000      150,000,000
                                             --------------
    Total Certificates of Deposit
      (Cost $839,982,138).................      839,982,138
                                             --------------
COMMERCIAL PAPER--39.5%
BANKS--7.1%
  Banc One Corp.
    5.28%.............  11/18/96    25,000       24,824,000
    5.28%.............  11/19/96    25,000       24,820,333
    5.30%.............  11/25/96    70,000       69,433,194
  Norwest Financial, Inc.
    5.30%.............  12/11/96    50,000       49,477,361
  J.P. Morgan & Co.
    5.31%.............  12/16/96   150,000      148,318,500
  Republic New York Corp.
    5.30%.............  12/10/96   100,000       98,969,444
                                             --------------
                                                415,842,832
                                             --------------
BEVERAGES--0.8%
  Pepsico, Inc.
    5.20%.............  12/03/96    50,000       49,545,000
                                             --------------
CIGARETTES--2.1%
  American Brands, Inc.
    5.27%.............  10/11/96    50,000       49,926,806
    5.30%.............  11/07/96    50,000       49,727,639
    5.27%.............  12/06/96    25,000       24,758,458
                                             --------------
                                                124,412,903
                                             --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT--1.2%
  General Electric Co.
    5.31%.............  12/30/96    70,000       69,070,750
                                             --------------
FINANCE LESSORS--2.1%
  General Electric Capital Corp.
    5.47%.............  10/29/96   125,000      124,468,194
                                             --------------

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
LIFE INSURANCE--1.9%
  Metlife Funding, Inc.
    5.30%.............  11/22/96  $ 63,816   $   63,327,453
    5.30%.............  11/26/96    50,000       49,587,778
                                             --------------
                                                112,915,231
                                             --------------
MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS--0.8%
  National Rural Utilities Coop. Finance Corp.
    5.34%.............  12/17/96    45,000       44,486,025
                                             --------------
PERSONAL CREDIT INSTITUTIONS--5.1%
  Associates Corp. of North America
    5.44%.............  10/28/96    50,000       49,796,000
    5.41%.............  11/14/96   100,000       99,338,778
    5.31%.............  12/17/96    75,000       74,148,188
    5.31%.............  12/18/96    75,000       74,137,125
                                             --------------
                                                297,420,091
                                             --------------
PHARMACEUTICAL PREPARATIONS--2.7%
  Eli Lilly & Co.
    5.30%.............  12/12/96    50,000       49,470,000
    5.30%.............  12/18/96    50,000       49,425,833
    5.30%.............  12/23/96    35,000       34,572,319
  Schering-Plough Corp.
    5.453%............  12/02/96    26,000       25,755,827
                                             --------------
                                                159,223,979
                                             --------------
SECURITY BROKERS & DEALERS--7.9%
  Merrill Lynch & Co.
    5.52%.............  10/08/96   150,000      149,839,000
    5.50%.............  11/13/96   150,000      149,014,583
  Morgan Stanley Group, Inc.
    5.29%.............  11/14/96    50,000       49,676,722
    5.48%.............  12/09/96    50,000       49,474,833
    5.31%.............  12/13/96    70,000       69,246,275
                                             --------------
                                                467,251,413
                                             --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--7.4%
  Asset Securitization Coop. Corp.
    5.34%.............  12/11/96    71,000       70,252,252
    5.33%.............  12/12/96   115,000      113,774,100
  Ciesco L.P.
    5.35%.............  12/12/96    25,000       24,732,500
  Corporate Asset Funding, Inc.
    5.35%.............  12/06/96    40,000       39,607,667
  CXC, Inc.
    5.36%.............  11/06/96    30,000       29,839,200
    5.34%.............  11/12/96    25,000       24,844,250
    5.35%.............  11/26/96    54,800       54,343,942
    5.34%.............  12/05/96    51,800       51,300,562
    5.35%.............  12/17/96    25,000       24,713,924
                                             --------------
                                                433,408,397
                                             --------------

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
TELEPHONE COMMUNICATIONS--0.4%
  BellSouth Capital Funding Corp.
    5.29%.............  11/22/96  $ 25,000   $   24,808,972
                                             --------------
    Total Commercial Paper
      (Cost $2,322,853,787)...............    2,322,853,787
                                             --------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS--5.5%
  Federal National Mortgage Association
    5.52%.............  10/01/96   100,000      100,000,000
    5.57%.............  10/08/96    70,000       69,998,859
    5.40%.............  10/17/96   100,000       99,957,305
    5.64%.............  09/03/97    50,000       49,834,097
                                             --------------
    Total U.S. Government Agency
      Obligations
      (Cost $319,790,261).................      319,790,261
                                             --------------
UNITED STATES TREASURY OBLIGATIONS--3.4%
  U.S. Treasury Notes
    7.50%.............  01/31/97    50,000       50,387,900
    6.875%............  02/28/97   150,000      151,074,776
                                             --------------
    Total U.S. Treasury Obligations
      (Cost $201,462,676).................      201,462,676
                                             --------------
VARIABLE RATE OBLIGATIONS+--15.9%
BANKS--6.2%
  Bank One Milwaukee
    5.24%.............  10/01/96   159,000      158,958,627
  First Bank System of Minneapolis, Minnesota
    5.4375%...........  10/10/96    80,000       80,000,000
  Norwest Corp.
    5.6125%...........  10/15/96    25,000       25,000,999
    5.4375%...........  10/28/96   100,000      100,000,000
                                             --------------
                                                363,959,626
                                             --------------
PERSONAL CREDIT INSTITUTIONS--0.8%
  Ford Motor Credit Corp.
    5.7976%...........  10/07/96    45,600       45,627,327
                                             --------------
SECURITY BROKERS & DEALERS--8.9%
  Bear Stearns Companies, Inc.
    5.6328%...........  11/05/96   125,000      125,000,000
    5.50%.............  11/21/96   100,000      100,000,000
  C.S. First Boston Group, Inc.
    5.605%............  10/24/96    75,000       75,000,000
  Goldman Sachs Group, L.P.
    5.71%.............  11/06/96   160,000      160,000,000
  Morgan Stanley Group, Inc.
    5.86%.............  10/22/96    64,000       64,044,449
                                             --------------
                                                524,044,449
                                             --------------
    Total Variable Rate Obligations
      (Cost $933,631,402).................      933,631,402
                                             --------------
                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
MEDIUM TERM NOTES--2.1%
SECURITY BROKERS & DEALERS--2.1%
  Goldman Sachs Group, L.P.
    5.4375%...........  10/07/96  $100,000   $  100,000,000
  Merrill Lynch & Co.
    5.92%.............  09/12/97    25,000       25,000,000
                                             --------------
    Total Medium Term Notes
      (Cost $125,000,000).................      125,000,000
                                             --------------
REPURCHASE AGREEMENTS--19.4%
  Goldman Sachs & Co.
    5.36%.............  10/01/96   300,000      300,000,000
    (Agreement dated 09/10/96 to
      be repurchased at
      $300,938,000
      collateralized by
      $246,917,604 Federal
      National Mortgage
      Association Notes 0.00% to
      10.03% due 06/25/07 to
      06/01/27 and $201,216,956
      Federal Home Loan Mortgage
      Corp. Notes 5.00% to 8.00%
      due 06/01/98 to 02/01/26.
      Market value of collateral
      is $309,000,001.)
  Lehman Government Securities, Inc.
    5.875%............  10/01/96    92,100       92,100,000
    (Agreement dated 9/30/96 to
      be repurchased at
      $92,115,030,
      collateralized by
      $360,404,000 U.S. Treasury
      Strips due 8/15/15 to
      11/15/15. Market value of
      collateral is
      $93,942,128.)

                See accompanying notes to financial statements.

                               TEMPFUND PORTFOLIO
                      Statement of Net Assets (Concluded)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS (CONTINUED)
  Morgan Stanley & Co.
    5.835%............  10/01/96  $ 64,000   $   64,000,000
    (Agreement dated 9/30/96 to
      be repurchased at
      $64,010,373,
      collateralized by
      $92,385,000 U.S. Treasury
      Strips due 5/15/97 to
      8/15/23 and $16,375,000
      U.S. Treasury Note 8.875%
      due 11/15/98, Market value
      of collateral is
      $65,302,905.)
    5.85%.............  10/01/96    32,000       32,000,000
    (Agreement dated 9/30/96 to
      be repurchased at
      $32,005,200,
      collateralized by
      $72,629,689 Federal Home
      Loan Mortgage Corp. 6.059%
      to 7.45% due 11/01/23 to
      12/01/34 and $1,485,000
      Federal National Mortgage
      Association 8.00% due
      9/01/26. Market value of
      collateral is
      $32,874,740.)
    5.915%............  10/01/96   650,000      650,000,000
    (Agreement dated 9/30/96 to
      be repurchased at
      $650,106,799,
      collateralized by
      $1,695,000 Federal Farm
      Credit Bank Discount Note
      due 10/01/96, $1,500,000
      Federal Home Loan Bank
      Discount Note Due
      10/01/96, $185,855,000
      Federal Home Loan Mortgage
      Corp. 0.00% to 8.00% due
      10/08/96 to 05/03/11,
      $474,510,000 Federal
      National Mortgage
      Association 0.00% to 8.20%
      due 10/07/96 to 01/12/06,
      $790,000 U.S. Treasury
      Bill due 12/19/96 and
      $1,257,000 U.S. Treasure
      Bond 7.875% due 02/15/21.
      Market value of collateral
      is $667,598,245.)
                                             --------------
    Total Repurchase Agreements
      (Cost $1,138,100,000)...............    1,138,100,000
                                             --------------

                                                 VALUE
                                             --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $5,880,820,264*)........    100.1%   $5,880,820,264
LIABILITIES IN EXCESS OF OTHER
  ASSETS........................     (0.1%)      (3,697,762)
                                  --------   --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  5,714,976,994 TempFund shares
  and 162,096,379 TempFund
  Dollar shares, $.001 par value
  common stock outstanding).....    100.0%   $5,877,122,502
                                    =====    ==============
NET ASSET VALUE, offering and redemption
  price per share
  ($5,877,122,502 / 5,877,073,373)........            $1.00
                                                      =====

---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

  ---------------------------------------------------------
                  TEMPFUND/TEMPFUND DOLLAR
                    Maturity Information
                     September 30, 1996
                         (Unaudited)

                                            PERCENTAGE
          MATURITY            PAR               OF
           PERIOD            (000)          PORTFOLIO
       -------------     --------------     ----------
           1-  7 days    $1,542,700,000         26.2%
           8- 14 days       350,000,000          5.9%
          15- 30 days       739,000,000         12.5%
          31- 60 days     1,543,616,000         26.2%
          61- 90 days     1,328,800,000         22.5%
          91-120 days        70,000,000          1.2%
         121-150 days        50,000,000          0.8%
        Over 150 days       275,000,000          4.7%
                         --------------      -------
                         $5,899,116,000        100.0%
                         ==============      =======
                         Average Weighted Maturity--45 days
  ---------------------------------------------------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                        Temporary Investment Fund, Inc.
                            Statement of Net Assets

                               September 30, 1996

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
BANKERS' ACCEPTANCES--0.8%
  Royal Bank of Canada
    5.34%.............  10/15/96  $ 20,000   $   19,958,467
                                             --------------
    Total Bankers' Acceptances
      (Cost $19,958,467)..................       19,958,467
                                             --------------
CERTIFICATES OF DEPOSIT--19.0%
BANK NOTES--5.2%
  Bank of New York
    5.63%.............  03/03/97    60,000       59,978,266
  Harris Trust & Savings Bank
    5.50%.............  03/26/97    62,000       61,971,317
                                             --------------
                                                121,949,583
                                             --------------
DOMESTIC CERTIFICATES OF DEPOSIT--4.7%
  Comerica Bank--Detroit
    5.77%.............  08/13/97    12,000       11,994,264
  Mellon Bank, N.A.
    6.03%.............  09/23/97    50,000       50,059,914
  Morgan Guaranty Trust Co. of New York
    5.73%.............  08/12/97    50,000       49,969,918
                                             --------------
                                                112,024,096
                                             --------------
YANKEE CERTIFICATES OF DEPOSIT--9.1%
  Bank of Tokyo--Mitsubishi
    5.69%.............  11/04/96    50,000       50,000,000
    5.51%.............  12/31/96    50,000       50,000,000
  Sanwa Bank Ltd. Japan
    5.43%.............  10/15/96    90,000       89,997,008
  Societe Generale
    5.78%.............  08/20/97    25,000       24,995,763
                                             --------------
                                                214,992,771
                                             --------------
    Total Certificates of Deposit
      (Cost $448,966,450).................      448,966,450
                                             --------------
COMMERCIAL PAPER--32.2%
ASSET BACKED SECURITIES--5.8%
  Sigma Finance, Inc.
    5.50%.............  10/11/96    30,000       29,954,167
    5.56%.............  01/15/97    22,694       22,322,474
    5.59%.............  01/15/97    25,000       24,588,514
    5.43%.............  02/18/97    35,000       34,260,917
    5.58%.............  03/17/97    25,500       24,839,933
                                             --------------
                                                135,966,005
                                             --------------
BANKS--4.6%
  Swedbank, Inc.
    5.35%.............  10/11/96    60,000       59,910,833
    5.37%.............  12/31/96    50,000       49,321,292
                                             --------------
                                                109,232,125
                                             --------------
CIGARETTES--1.1%
  American Brands, Inc.
    5.27%.............  10/11/96    25,000       24,963,403
                                             --------------

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
COMMERCIAL PAPER (CONTINUED)
GLASS CONTAINERS--0.8%
  Newell Co.
    5.35%.............  10/11/96  $ 20,000   $   19,970,278
                                             --------------
HOUSEHOLD AUDIO & VIDEO EQUIPMENT--0.4%
  Toshiba International Finance (UK) PLC
    5.38%.............  12/02/96    10,500       10,402,712
                                             --------------
PERSONAL CREDIT INSTITUTIONS--8.5%
  Associates Corp. of North America
    5.44%.............  10/28/96    25,000       24,898,000
  BMW US Capital Corp.
    5.35%.............  11/25/96    54,019       53,577,470
  General Motors Acceptance Corp.
    5.48%.............  12/03/96    25,000       24,760,250
    5.61%.............  01/24/97    50,000       49,103,958
    5.48%.............  02/14/97    24,000       23,503,147
    5.70%.............  03/11/97    25,000       24,362,708
                                             --------------
                                                200,205,533
                                             --------------
SECURITY BROKERS & DEALERS--2.1%
  Nomura Holding America, Inc.
    5.50%.............  10/11/96    25,000       24,961,806
    5.50%.............  10/15/96    25,000       24,946,528
                                             --------------
                                                 49,908,334
                                             --------------
SERVICES--MISCELLANEOUS AMUSEMENT--1.0%
  Walt Disney Corp.
    5.22%.............  03/12/97    25,000       24,412,750
                                             --------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS--5.8%
  Caterpillar Financial Service Corp.
    5.64%.............  01/16/97    18,000       17,698,260
    5.64%.............  01/17/97     4,500        4,423,860
  CXC, Inc.
    5.30%.............  10/11/96    25,000       24,963,194
    5.37%.............  10/22/96    38,900       38,778,146
  Sears Roebuck Acceptance Corp.
    5.58%.............  01/14/97    50,000       49,186,250
                                             --------------
                                                135,049,710
                                             --------------
WHOLESALE MISCELLANEOUS DURABLE GOODS--2.1%
  Mitsubishi International Corp.
    5.43%.............  12/12/96    50,000       49,457,000
                                             --------------
    Total Commercial Paper
      (Cost $759,567,850).................      759,567,850
                                             --------------
UNITED STATES TREASURY OBLIGATIONS--2.1%
  U.S. Treasury Note
    6.875%............  02/28/97    50,000       50,347,342
                                             --------------
    Total U.S. Treasury Obligations
      (Cost $50,347,342)..................       50,347,342
                                             --------------
UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS--13.6%
  Federal Farm Credit Bank+
    5.22%.............  10/02/96    50,000       49,990,794
                                             --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Continued)

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
UNITED STATES GOVERNMENT AGENCY
  OBLIGATIONS (CONTINUED)
  Federal National Mortgage Association+
    5.52%.............  10/01/96  $ 75,000   $   75,000,000
    5.57%.............  10/08/96    25,000       24,999,592
                                             --------------
                                                 99,999,592
                                             --------------
  Student Loan Marketing Association
    Variable Rate Notes+
    5.49%.............  10/01/96    50,000       50,004,561
    5.51%.............  10/01/96     6,000        6,001,013
    5.53%.............  10/01/96    44,000       43,997,042
    5.67%.............  10/01/96    13,950       13,978,771
    5.745%............  10/01/96    56,000       56,047,140
                                             --------------
                                                170,028,527
                                             --------------
    Total U.S. Government
      Agency Obligations
      (Cost $320,018,913).................      320,018,913
                                             --------------
VARIABLE RATE OBLIGATIONS+--18.8%
BANKS--2.1%
  Fleet National Bank, N.A.
    5.55%.............  10/01/96    50,000       50,000,000
                                             --------------
INSURANCE (LIFE)--2.1%
  General American Life Insurance Co.
    5.61%.............  10/01/96    50,000       50,000,000
                                             --------------
SECURITY BROKERS & DEALERS--12.5%
  Bear Stearns Companies, Inc.
    5.6328%...........  11/04/96    50,000       50,000,000
  C.S. First Boston, Inc.
    5.38%.............  10/01/96    50,000       50,000,000
    5.6128%...........  11/03/96    70,000       70,000,000
  Lehman Brothers Holdings, Inc.
    5.7562%...........  12/06/96   125,000      125,000,000
                                             --------------
                                                295,000,000
                                             --------------
TRANSPORTATION SERVICES--2.1%
  Peoples Security Life
    5.62%.............  10/01/96    50,000       50,000,000
                                             --------------
    Total Variable Rate Obligations
      (Cost $445,000,000).................      445,000,000
                                             --------------
MEDIUM TERM NOTES--2.1%
SECURITY BROKERS & DEALERS
  Merrill Lynch & Co.
    5.335%............  03/05/97    25,000       25,000,000
    5.88%.............  05/14/97    25,000       24,997,842
                                             --------------
    Total Medium Term Notes
      (Cost $49,997,842)..................       49,997,842
                                             --------------

                       MATURITY     PAR
                         DATE      (000)         VALUE
                       --------   --------   --------------
REPURCHASE AGREEMENTS--11.4%
  Donaldson, Lufkin & Jenrette
    6.15%.............  10/01/96  $100,000   $  100,000,000
    (Agreement dated 09/30/96 to
      be repurchased at
      $100,017,083,
      collateralized by
      $104,617,608 Federal Home
      Loan Mortgage Corp. 0.00%
      to 7.00% due 09/15/98 to
      09/15/26 and by
      $37,082,000 Federal
      National Mortgage
      Association due 12/25/04
      to 03/25/24. Market value
      of collateral is
      $103,004,597.)
  Lehman Government Securities, Inc.
    5.75%.............  10/01/96   100,000      100,000,000
    (Agreement dated 09/30/96 to
      be repurchased at
      $100,015,972,
      collateralized by
      $415,498,000 U.S. Treasury
      Strips due 11/15/15 to
      05/15/17. Market value of
      collateral is
      $102,000,408.)
  Morgan Stanley & Co.
    5.85%.............  10/01/96    50,000       50,000,000
    (Agreement dated 09/30/96 to
      be repurchased at
      $50,008,125,
      collateralized by
      $79,630,318 Federal Home
      Loan Mortgage Corp. 6.055%
      to 7.912% due 02/01/23 to
      12/01/34. Market value of
      collateral is
      $51,498,598.)
  PaineWebber, Inc.
    5.85%.............  10/01/96    18,400       18,400,000
    (Agreement dated 09/30/96 to
      be repurchased at
      $18,402,990,
      collateralized by
      $17,865,000 U.S. Treasury
      Notes 6.50% to 8.00% due
      05/15/01 to 05/31/01.
      Market value of collateral
      is $18,768,138.)
                                             --------------
    Total Repurchase Agreements
      (Cost $268,400,000).................      268,400,000
                                             --------------

                See accompanying notes to financial statements.

                               TEMPCASH PORTFOLIO
                      Statement of Net Assets (Concluded)

                                                VALUE
                                            --------------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $2,362,256,864)........     100.0%  $2,362,256,864
OTHER ASSETS IN EXCESS OF
  LIABILITIES..................       0.0%         899,222
                                  --------  --------------
NET ASSETS (Equivalent to $1.00
  per share based on
  1,835,796,673 TempCash shares
  and 527,942,507 TempCash
  Dollar shares,
  $.001 par value common
  stock outstanding)...........     100.0%  $2,363,156,086
                                    ======  ==============
NET ASSET VALUE, offering and redemption
  price per share
  ($2,363,156,086 / 2,363,739,180)........           $1.00
                                                     =====


---------------
* Cost for federal income tax purposes.
+ Variable Rate Obligations--The rate shown is the rate as of September 30, 1996 and the maturity date shown is the longer of the next interest readjustment date or the date the principal amount can be recovered upon demand.

  ---------------------------------------------------------
                  TEMPCASH/TEMPCASH DOLLAR
                    Maturity Information
                     September 30, 1996
                         (Unaudited)

                                            PERCENTAGE
          MATURITY            PAR               OF
           PERIOD            (000)          PORTFOLIO
       -------------     --------------     ----------
           1-  7 days    $  763,350,000         32.2%
           8- 14 days       210,000,000          8.9%
          15- 30 days       198,900,000          8.4%
          31- 60 days       224,019,000          9.4%
          61- 90 days       210,500,000          8.9%
          91-120 days       270,194,000         11.4%
         121-150 days        59,000,000          2.5%
        Over 150 days       434,500,000         18.3%
                         --------------      -------
                         $2,370,463,000        100.0%
                         ==============      =======
                         Average Weighted Maturity--67 days
  ---------------------------------------------------------

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                            Statements of Operations
                         Year ended September 30, 1996

                                                                                  TEMPFUND        TEMPCASH
                                                                                 PORTFOLIO       PORTFOLIO
                                                                                ------------    ------------
Interest income...............................................................  $382,897,873    $158,201,793
                                                                                ------------    ------------
Expenses:
    Investment advisory fee...................................................     8,019,787       4,277,191
    Administration fee........................................................     8,019,787       4,277,191
    Directors' fees and officer's salary......................................       112,068          27,892
    Transfer agent fee........................................................       549,482         123,968
    Custodian fee.............................................................       678,856         353,394
    Shareholder computer access program.......................................       315,996         104,403
    Legal and audit...........................................................        74,501          50,703
    Registration fees and expenses............................................        20,045          20,004
    Other.....................................................................       119,611          89,622
                                                                                ------------    ------------
                                                                                  17,910,133       9,324,368
    Less fees waived..........................................................    (5,530,563)     (4,212,692)
                                                                                ------------    ------------
                                                                                  12,379,570       5,111,676
    Service Organization fees.................................................       307,468       1,226,772
                                                                                ------------    ------------
         Total expenses.......................................................    12,687,038       6,338,448
                                                                                ------------    ------------
    Net investment income.....................................................   370,210,835     151,863,345
Net realized gain (loss) on investments.......................................        94,556         (64,645)
                                                                                ------------    ------------
    Net increase in net assets resulting from operations......................  $370,305,391    $151,798,700
                                                                                ============    ============

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                      Statements of Changes in Net Assets

                                                   TEMPFUND PORTFOLIO                       TEMPCASH PORTFOLIO
                                          ------------------------------------     ------------------------------------
                                             YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                           SEPTEMBER 30,       SEPTEMBER 30,        SEPTEMBER 30,       SEPTEMBER 30,
                                                1996                1995                 1996                1995
                                          ----------------    ----------------     ----------------    ----------------
Increase (decrease) in net assets:
    Operations:
        Net investment income............ $    370,210,835    $    309,727,790     $    151,863,345    $    219,607,584
        Net realized gain (loss) on
          investments....................           94,556             (45,427)             (64,645)             13,766
                                          ----------------    ----------------     ----------------    ----------------
          Net increase in net assets
            resulting from operations....      370,305,391         309,682,363          151,798,700         219,621,350
                                          ----------------    ----------------     ----------------    ----------------
    Distributions to shareholders:
        Dividends to shareholders from
          net investment income:
          TempFund shares................     (363,902,699)       (305,489,546)                  --                  --
          TempFund Dollar shares.........       (6,308,136)         (4,238,244)                  --                  --
          TempCash shares................               --                  --         (126,493,796)       (195,367,688)
          TempCash Dollar shares.........               --                  --          (25,369,549)        (24,239,896)
        Distributions to shareholders
          from net realized gain:
          TempFund shares................               --             (37,842)                  --                  --
          TempFund Dollar shares.........               --                (673)                  --                  --
                                          ----------------    ----------------     ----------------    ----------------
            Total distributions to
              shareholders...............     (370,210,835)       (309,766,305)        (151,863,345)       (219,607,584)
                                          ----------------    ----------------     ----------------    ----------------
    Capital share transactions
      (at $1 per share):
        Sale of shares...................  104,002,736,713      86,630,484,234       48,006,882,183      73,114,313,267
        Shares issued in reinvestment of
          dividends......................       90,326,001          47,211,646           59,462,722          69,643,235
        Shares repurchased............... (103,649,208,875)    (85,827,394,675)     (47,473,446,398)    (74,142,052,727)
                                          ----------------    ----------------     ----------------    ----------------
            Increase (decrease) in net
              assets derived
              from capital share
              transactions...............      443,853,839         850,301,205          592,898,507        (958,096,225)
                                          ----------------    ----------------     ----------------    ----------------
            Total increase (decrease) in
              net assets.................      443,948,395         850,217,263          592,833,862        (958,082,459)
Net assets:
    Beginning of year....................    5,433,174,107       4,582,956,844        1,770,322,224       2,728,404,683
                                          ----------------    ----------------     ----------------    ----------------
    End of year.......................... $  5,877,122,502    $  5,433,174,107     $  2,363,156,086    $  1,770,322,224
                                          ================    ================     ================    ================

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
           (For a Share of the Fund Outstanding Throughout Each Year)

                                                                                    TEMPFUND SHARES
                                                           -----------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                           -----------------------------------------------------------------
                                                                1996          1995         1994         1993         1992
                                                           --------------  ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Year........................       $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               --------        ------       ------       ------       ------
Income From Investment Operations
  Net Investment Income...................................        .0541         .0567        .0360        .0310        .0424
  Net Realized Gains on Investments.......................           --            --           --           --        .0015
                                                               --------        ------       ------       ------       ------
  Total From Investment Operations........................        .0541         .0567        .0360        .0310        .0439
                                                               --------        ------       ------       ------       ------
Less Distributions
  Dividends (from net investment income)..................       (.0541)       (.0567)      (.0360)      (.0310)      (.0424)
  Distributions (from capital gains)......................           --            --           --           --       (.0015)
                                                               --------        ------       ------       ------       ------
  Total Distributions.....................................       (.0541)       (.0567)      (.0360)      (.0310)      (.0439)
                                                               --------        ------       ------       ------       ------
Net Asset Value, End of Year..............................       $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               ========        ======       ======       ======       ======
  Total Return............................................        5.55%         5.82%        3.66%        3.14%        4.48%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's).......................   $5,715,004    $5,351,346   $4,480,851   $5,522,056   $9,227,572
    Ratio of Expenses to Average Daily Net Assets.........         .18%(1)       .24%(1)      .25%(1)      .21%         .21%
    Ratio of Net Investment Income to
      Average Daily Net Assets............................        5.41%         5.67%        3.60%        3.10%        4.13%

                                                                                TEMPFUND DOLLAR SHARES
                                                           -----------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                           -----------------------------------------------------------------
                                                                1996          1995         1994         1993         1992
                                                           --------------  ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Year........................       $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               --------        ------       ------       ------       ------
Income From Investment Operations
  Net Investment Income...................................        .0516         .0542        .0335        .0285        .0399
  Net Realized Gains on Investments.......................           --            --           --           --        .0015
                                                               --------        ------       ------       ------       ------
  Total From Investment Operations........................        .0516         .0542        .0335        .0285        .0414
                                                               --------        ------       ------       ------       ------
Less Distributions
  Dividends (from net investment income)..................       (.0516)       (.0542)      (.0335)      (.0285)      (.0399)
  Distributions (from capital gains)......................           --            --           --           --       (.0015)
                                                               --------        ------       ------       ------       ------
  Total Distributions.....................................       (.0516)       (.0542)      (.0335)      (.0285)      (.0414)
                                                               --------        ------       ------       ------       ------
Net Asset Value, End of Year..............................       $ 1.00        $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                               ========        ======       ======       ======       ======
  Total Return............................................        5.30%         5.57%        3.41%        2.89%        4.23%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's).......................   $  162,119    $   81,828   $  102,105   $  112,695   $  217,230
    Ratio of Expenses to Average Daily Net Assets.........         .43%(1)       .49%(1)      .50%(1)      .46%         .46%
    Ratio of Net Investment Income to
      Average Daily Net Assets............................        5.16%         5.42%        3.35%        2.85%        3.88%

---------------
(1) Without the waiver of advisory and administration fees, the ratio of expenses to average daily net assets for TempFund Shares would have been .26% for the year ended September 30, 1996 and .27% for the years ended September 30, 1995 and 1994, respectively. For TempFund Dollar Shares the ratio of expenses to average daily net assets would have been .51% for the year ended September 30, 1996 and .52% for the years ended September 30, 1995 and 1994, respectively.

                See accompanying notes to financial statements.

                        TEMPORARY INVESTMENT FUND, INC.
                              Financial Highlights
           (For a Share of the Fund Outstanding Throughout Each Year)

                                                                                      TEMPCASH SHARES
                                                               -------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                               -------------------------------------------------------------
                                                                  1996        1995         1994         1993         1992
                                                               ----------  ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Year............................     $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                                   ------      ------       ------       ------       ------
Income From Investment Operations
  Net Investment Income.......................................      .0542       .0575        .0370        .0310        .0424
  Net Realized Gains on Investments...........................         --          --           --           --        .0008
                                                                   ------      ------       ------       ------       ------
  Total From Investment Operations............................      .0542       .0575        .0370        .0310        .0432
                                                                   ------      ------       ------       ------       ------
Less Distributions
  Dividends (from net investment income)......................     (.0542)     (.0575)      (.0370)      (.0310)      (.0424)
  Distributions (from capital gains)..........................         --          --           --           --       (.0008)
                                                                   ------      ------       ------       ------       ------
  Total Distributions.........................................      .0542       .0575       (.0370)      (.0310)      (.0432)
                                                                   ------      ------       ------       ------       ------
Net Asset Value, End of Year..................................     $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                                   ======      ======       ======       ======       ======
  Total Return................................................      5.56%       5.90%        3.76%        3.14%        4.41%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's)........................... $1,835,326  $1,316,166   $2,330,456   $1,479,035   $1,492,959
    Ratio of Expenses to Average Daily Net Assets.............       .18%(1)     .16%(1)      .16%(1)      .19%(1)      .20%(1)
    Ratio of Net Investment Income to
      Average Daily Net Assets................................      5.42%       5.75%        3.70%        3.10%        4.14%

                                                                                  TEMPCASH DOLLAR SHARES
                                                               -------------------------------------------------------------
                                                                                 YEAR ENDED SEPTEMBER 30,
                                                               -------------------------------------------------------------
                                                                  1996        1995         1994         1993         1992
                                                               ----------  ----------   ----------   ----------   ----------
Net Asset Value, Beginning of Year............................     $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                                   ------      ------       ------       ------       ------
Income From Investment Operations
  Net Investment Income.......................................      .0517       .0550        .0345        .0285        .0399
  Net Realized Gains on Investments...........................         --          --           --           --        .0008
                                                                   ------      ------       ------       ------       ------
  Total From Investment Operations............................      .0517       .0550        .0345        .0285        .0407
                                                                   ------      ------       ------       ------       ------
Less Distributions
  Dividends (from net investment income)......................     (.0517)     (.0550)      (.0345)      (.0285)      (.0399)
  Distributions (from capital gains)..........................         --          --           --           --       (.0008)
                                                                   ------      ------       ------       ------       ------
  Total Distributions.........................................     (.0517)     (.0550)      (.0345)      (.0285)      (.0407)
                                                                   ------      ------       ------       ------       ------
Net Asset Value, End of Year..................................     $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                                   ======      ======       ======       ======       ======
  Total Return................................................      5.31%       5.65%        3.51%        2.89%        4.16%
  Ratios/Supplemental Data
    Net Assets, End of Year (000's)........................... $  527,830  $  454,156   $  397,948   $  307,239   $  408,900
    Ratio of Expenses to Average Daily Net Assets.............       .43%(1)     .41%(1)      .41%(1)      .44%(1)      .45%(1)
    Ratio of Net Investment Income to
      Average Daily Net Assets................................      5.17%       5.50%        3.45%        2.85%        3.89%

---------------
(1) Without the waiver of advisory and administration fees, the ratios of expenses to average daily net assets for TempCash Shares would have been .33%, .30%, .33%, .37% and .33% for the years ended September 30, 1996,
    1995, 1994, 1993 and 1992, respectively. For TempCash Dollar Shares, the ratio of expenses to average daily net assets would have been .58%, .55%, .58%, .62% and 58% for the years ended September 30, 1996, 1995, 1994, 1993 and 1992, respectively.

                See accompanying notes to financial statements.

                         Notes to Financial Statements

A. Temporary Investment Fund, Inc. (the Company) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Company maintains two separate portfolios, TempFund and TempCash. Interests in the TempFund portfolio are represented by Class B (TempFund shares) and Class B--Special Series 1 (TempFund Dollar shares) common stock. Interests in the TempCash portfolio are represented by Class C (TempCash Dollar shares) and Class C--Special Series 1 (TempCash shares) common stock.

  Dollar shares are substantially identical in all respects to other classes of shares, except that Dollar shares are sold to institutions which provide support services to their customers, who beneficially own such shares, in consideration of the Company's payment of 0.25% (on an annualized basis) of the average daily net asset value of the shares held by the institutions for the benefit of their customers. The Service Organization fee is applicable only to the earnings of the respective Dollar series of shares.

B. Significant accounting policies are as follows:

  Security Valuation--Portfolio securities are valued under the amortized cost method which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the market-based valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Company seeks to maintain the net asset value per share of each portfolio at $1.00.

  Repurchase Agreements--The Company may purchase, for each portfolio, money market instruments from financial institutions, such as banks and non-bank dealers, subject to the seller's agreement to repurchase them at an agreed upon date and price. Although the securities subject to repurchase agreements may bear maturities exceeding thirteen months, the repurchase agreements themselves will have a maximum maturity of one year or less. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price.

  Dividends to Shareholders--Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net income for dividend purposes includes interest accrued and discount earned on portfolio securities and is reduced by premium amortized and expenses accrued. Net realized capital gains, if any, will be distributed at least annually.

  Federal Taxes--No provision is made for federal taxes as it is the Company's intention to have each portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all federal income and excise taxes.

  Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  Other--Investment transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Expenses not directly attributable to a specific portfolio are allocated between the two portfolios based on their relative net assets.

C. Under agreements among the Company, PNC Bank, National Association (PNC Bank) and PNC

Institutional Management Corporation (PIMC), an indirect wholly-owned subsidiary of PNC Bank, PIMC manages the Company's portfolios and maintains their financial accounts. PNC Bank is the Company's sub-adviser and custodian and PFPC Inc.
(PFPC) is the Company's transfer agent.

  Provident Distributors, Inc. (PDI) is the Company's Distributor. No compensation is payable by the Company to PDI for its distribution services.

  The Company has entered into a Co-Administration Agreement with PFPC and PDI for certain administrative services.

  In return for their advisory and administrative services, the Company pays PIMC and the administrators each a fee, computed daily and payable monthly, based upon an annualized percentage of the average daily net assets of each portfolio as follows:

      TempFund Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .08% of the next $1 billion, .075% of the next $1 billion and .07% of net assets in excess of $8 billion.

      TempCash Portfolio:

  .175% of the first $1 billion, plus .15% of the next $1 billion, .125% of the next $1 billion, .10% of the next $1 billion, .095% of the next $1 billion, .09% of the next $1 billion, .085% of the next $1 billion and .08% of net assets in excess of $7 billion.

  If expenses borne by either portfolio in any fiscal year exceed the applicable expense limitation imposed by state securities regulations, the administrators and PIMC will each reimburse the portfolio for one-half of any excess expense up to the amount of fees payable to it (except where such regulations require reimbursement regardless of the fees payable to it).

  The administrators and PIMC have also agreed to reduce their fees, on an equal basis, to the extent necessary to ensure that the ordinary operating expenses (excluding Service Organization fees) of the TempFund portfolio and the TempCash portfolio do not exceed .18% of each portfolio's average daily net assets.

  For the year ended September 30, 1996, the administrators and PIMC waived, on an equal basis, administration and advisory fees payable to them in the amounts of $5,530,563 and $4,212,692 for the TempFund portfolio and the TempCash portfolio, respectively.

  Service Organization fees of $543,627 were paid to affiliates of PIMC for the year ended September 30, 1996.

D. At September 30, 1996, the Company was authorized to issue 60 billion shares of common stock, par value $.001 per share, of which 40 billion were classified as Class B shares, 5 billion shares as Class B--Special Series 1 shares, 5 billion shares as Class C shares and 10 billion shares as Class C--Special Series 1 shares.

                   Notes to Financial Statements (Concluded)

    Transactions in shares of each portfolio are summarized as follows:

                                        TEMPFUND PORTFOLIO                       TEMPCASH PORTFOLIO
                               ------------------------------------     ------------------------------------
                                  YEAR ENDED          YEAR ENDED           YEAR ENDED          YEAR ENDED
                                SEPTEMBER 30,       SEPTEMBER 30,        SEPTEMBER 30,       SEPTEMBER 30,
                                     1996                1995                 1996                1995
                               ----------------    ----------------     ----------------    ----------------
Sale of shares
    TempFund Class B........   $101,643,428,057    $ 81,711,616,890                   --                  --
    TempFund Dollar.........      2,359,308,656       4,918,867,344                   --                  --
    TempCash................                 --                  --     $ 45,784,802,510    $ 71,241,203,865
    TempCash Dollar.........                 --                  --        2,222,079,673       1,873,109,402
Shares issued in
  reinvestment of dividends
    TempFund Class B........         89,775,638          47,014,339                   --                  --
    TempFund Dollar.........            550,363             197,307                   --                  --
    TempCash................                 --                  --           47,148,399          59,750,637
    TempCash Dollar.........                 --                  --           12,314,323           9,892,598
Shares repurchased
    TempFund Class B........   (101,369,639,394)    (80,888,032,287)                  --                  --
    TempFund Dollar.........     (2,279,569,481)     (4,939,362,388)                  --                  --
    TempCash................                 --                  --      (45,312,737,466)    (72,315,282,564)
    TempCash Dollar.........                 --                  --       (2,160,708,932)     (1,826,770,163)
                               ----------------    ----------------     ----------------    ----------------
Increase (decrease)
  in net assets derived from
  capital share
  transactions..............   $    443,853,839    $    850,301,205     $    592,898,507    $   (958,096,225)
                               ================    ================     ================    ================

E. At September 30, 1996, a capital loss carryover of $583,094 in the TempCash portfolio were available to offset future realized gains of which $518,450 expires in 2002 and $64,644 expires in 2004.

F. At September 30, 1996, net assets consisted of the following:

                                                                        TEMPFUND           TEMPCASH
                                                                     ---------------    ---------------
     Paid-in capital..............................................   $ 5,877,073,373    $ 2,363,739,180
     Accumulated net realized gains (losses)......................            49,129           (583,094)
                                                                     ---------------    ---------------
     Total net assets.............................................   $ 5,877,122,502    $ 2,363,156,086
                                                                      ==============     ==============

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Directors of
Temporary Investment Fund, Inc.:

     We have audited the accompanying statements of net assets of Temporary Investment Fund, Inc. (the "Company"), comprising, respectively, the TempFund and TempCash portfolios, as of September 30, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 1996 by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Temporary Investment Fund, Inc. as of September 30, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the years presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
November 1, 1996

       Board of Directors
        G. Willing Pepper
          Chairman
        G. Nicholas Beckwith, III
        Philip E. Coldwell
        Robert R. Fortune
        Jerrold B. Harris
        Rodney D. Johnson

       Officers
        G. Willing Pepper
          President
        Edward J. Roach
          Vice President and
          Treasurer
        W. Bruce McConnel, III
          Secretary

       Investment Adviser
        PNC Institutional Management
        Corporation
        400 Bellevue Parkway
        Wilmington, DE 19809

       Co-Administrators
        PFPC Inc.
        400 Bellevue Parkway
        Wilmington, DE 19809

        Provident Distributors, Inc.
        259 Radnor-Chester Road
        Suite 120
        Radnor, PA 19087

       Distributor
        Provident Distributors, Inc.
        259 Radnor-Chester Road
        Suite 120
        Radnor, PA 19087

       Transfer Agent
        PFPC Inc.
        P.O. Box 8950
        Wilmington, DE 19885-9628

       This report is submitted for
       the general information of the
       shareholders of the Company.
       It is not authorized for
       distribution to prospective
       investors unless accompanied
       or preceded by effective
       prospectuses for each
       portfolio of the Company,
       which contain information
       concerning the investment
       policies of the portfolios as
       well as other pertinent
       information.

       PIF-A-001

                                                       TEMPFUND
                                                       TEMPCASH

                                                 Investment Portfolios
                                                      Offered by
                                            Temporary Investment Fund, Inc.

                                               [PROVIDENT INSTITUTIONAL
                                                     FUNDS LOGO]

                                                     Annual Report
                                                    to Shareholders
                                                  September 30, 1996